CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (11,953)	$ (10,106)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	130	119
Share-based compensation	767	997
Equity in losses of affiliate	9	0
Reduction of Kantaro liability	(12)	0
Fair value adjustment to VericiDx investment	854	607
Unrealized foreign exchange (gain) loss	456	(2,058)
Fair value adjustment to convertible debt	921	0
Changes in operating assets and liabilities:
Accounts receivable	(322)	242
Prepaid expenses and other current assets	312	(431)
Receivable from affiliates	(13)	(28)
Accounts payable	555	(646)
Accounts payable - related party	1,287	510
Accrued expenses and other current liabilities	(125)	14
Accrued expenses—related party	22	383
Deferred revenue	(7)	(32)
Payable to affiliate - current	0	(61)
Other liabilities	0	0
Net cash used in operating activities	(7,119)	(10,490)
Cash flows from investing activities:
Purchases of property and equipment	0	(224)
Software development costs	0	(33)
Net cash used in investing activities	0	(257)
Cash flows from financing activities:
Payment of convertible notes principal	(1,060)	0
Proceeds from the issuance of ordinary shares under employee share purchase plan	116	120
Proceeds from exercise of stock options	0	86
Net cash provided by financing activities	(944)	206
Effect of exchange rate changes on cash	(2,230)	(261)
Net (decrease) in cash and cash equivalents	(10,293)	(10,802)
Cash and cash equivalents, beginning of period	41,333	65,128
Cash and cash equivalents, end of period	31,040	54,326
Supplemental noncash investing and financing activities:
Cash Paid for interest on convertible debt	292	0
Software development costs in accounts payable and accrued expenses	0	19
Purchase of property and equipment in accounts payable and accrued expenses	$ 0	$ 15